AB Tax-Aware Fixed Income Portfolio
TAX-AWARE AB TAX-AWARE FIXED INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek to maximize after-tax return and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares, on page 127 of the Fund's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Tax-Aware Fixed Income Portfolio	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Tax-Aware Fixed Income Portfolio		CLASS A	CLASS C	ADVISOR CLASS
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses: Transfer Agent		0.07%	0.08%	0.07%
Other Expenses		0.90%	0.89%	0.90%
Total Other Expenses		0.97%	0.97%	0.97%
Total Annual Fund Operating Expenses		1.67%	2.42%	1.42%
Fee Waiver and/or Expense Reimbursement	[1]	(0.92%)	(0.92%)	(0.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.75%	1.50%	0.50%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .75%, 1.50% and .50% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
[2]	Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Tax-Aware Fixed Income Portfolio - USD ($)	CLASS A	CLASS C		ADVISOR CLASS
After 1 Year	$ 374	$ 253	[1]	$ 51
After 3 Years	723	667		359
After 5 Years	1,096	1,207		689
After 10 Years	$ 2,142	$ 2,686		$ 1,622
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues its objective by investing principally in a national portfolio of both municipal and taxable fixed-income securities. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund also invests, under normal circumstances, at least 65% of its total assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. The income earned and distributed to shareholders on non-municipal securities would not be exempt from federal income tax. The Fund may invest in fixed-income securities rated below investment grade (commonly known as "junk bonds"), although such securities are not expected to be the Fund's primary focus.

The Adviser selects securities for the Fund based on a variety of factors, including credit quality, maturity, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering federal tax rates and without regard to state and local income taxes). As the objective is to increase the after-tax return of the Fund, an investor in the Fund may incur a tax liability that will generally be greater than the same investor would have in a fund investing exclusively in municipal securities, and that will be higher if the investor is in a higher tax bracket. In addition, the tax implications of the Fund's trading activity, such as realizing taxable gains, are considered in making purchase and sale decisions for the Fund. The Fund may invest in fixed-income securities of any maturity from short- to long-term.

The Fund may also invest in forward commitments, zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities.

The Fund may use derivatives, such as swaps, options, futures contracts and forwards, to achieve its investment strategies. For example, the Fund may enter into tender option bonds ("TOBs") and credit default and interest rate swaps relating to municipal and taxable fixed-income securities or securities indices. Derivatives may provide more efficient and economical exposure to fixed-income securities markets than direct investments.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments, negative performance of the junk bond market generally and less secondary market liquidity.
  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state's municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

  The Fund may invest in the municipal securities of Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico's downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by many Puerto Rico issuers have extremely low credit ratings and are on "negative watch" by credit rating organizations. Some Puerto Rico issuers are in default on principal and interest payments. The Government Development Bank, which provides liquidity to Puerto Rico's government agencies, defaulted on a $400 million debt payment. This default casts doubts on the ability of Puerto Rico and its government agencies to make future payments. If there are additional defaults and the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico's difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.
  TAX RISK: From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund's net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund's yield.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End(%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 2.75%, 2ND QUARTER, 2016; AND WORST QUARTER WAS DOWN -4.15%, 4TH QUARTER, 2016.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2016)
Average Annual Total Returns - AB Tax-Aware Fixed Income Portfolio		1 YEAR	SINCE INCEPTION [2]	INCEPTION DATE
CLASS A	[1]	(2.90%)	2.34%	Dec. 11, 2013
CLASS A | Return After Taxes on Distributions	[1]	(2.97%)	2.28%	Dec. 11, 2013
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.85%)	2.17%	Dec. 11, 2013
CLASS C		(1.64%)	2.62%	Dec. 11, 2013
ADVISOR CLASS		0.34%	3.65%	Dec. 11, 2013
Bloomberg Barclays Municipal Bond Unhedged Index (reflects no deduction for fees, expenses or taxes)		0.25%	4.04%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 12/11/13.